Non-controlling interests (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Noncontrolling Interests [Abstract]
Balance at beginning of year		R$ 725,504	R$ 435,062	R$ 380,173
Additions / disposals (net) due to change in the scope of consolidation	[1],[2]	(660,230)	159,469	16,608
Incorporation / Acquisition		296,184	0	0
Dividends paid / Interest on Capital		(133,641)	(18,140)	(2,754)
Capital increase	[3]	0	20,000	0
Profit attributable to non-controlling interests		213,984	130,355	50,086
Transition Adjustments to the amendments to the IAS 19		(1,790)	(1,604)	5,916
Others		(3,117)	362	(14,967)
Balance at end of year		R$ 436,894	R$ 725,504	R$ 435,062

[1]	In 2017 refers mainly to the participation of non-controlling shareholders of BW Guirapa, in 2016 refers to BW Guirapa and Banco PSA Finance Brasil, in 2015 refers to Super.
[2]	Includes the acquisition of the shares representing the remaining 50% of the voting capital of Super by Aymore CFI (note 4.b).
[3]	Increase in the share capital of Ole Consignado.